Organization and Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. Organization and Business

Throughout our history, the Company’s mission has been to improve the lives of patients by aiding in the successful development of innovative therapeutics and healthcare technologies. PDL BioPharma was founded in 1986 as Protein Design Labs, Inc. when it pioneered the humanization of monoclonal antibodies, enabling the discovery of a new generation of targeted treatments that have had a profound impact on patients living with different cancers as well as a variety of other debilitating diseases. In 2006, the Company changed its name to PDL BioPharma, Inc.

Historically, the Company generated a substantial portion of its revenues through the license agreements related to patents covering the humanization of antibodies, which it refers to as the Queen et al. patents. In 2012, the Company began providing alternative sources of capital through royalty monetizations and debt facilities, and, in 2016, the Company began acquiring commercial-stage products and launching specialized companies dedicated to the commercialization of these products. In 2019, and as a further evolution of the Company’s strategy, it began to enter into strategic transactions involving innovative late clinical-stage or early commercial-stage therapeutics. Consistent with this strategy, on April 10, 2019, the Company entered into a securities purchase agreement with Evofem Biosciences, Inc. (“Evofem”), pursuant to which it invested $60.0 million in a private placement of securities structured in two tranches. To date, the Company has consummated eighteen transactions, ten of which are active and outstanding. Pursuant to the Company’s monetization strategy, the Company does not expect to enter into any additional similar transactions.

In September 2019, the Company engaged financial advisors and initiated a review of its strategy. In December 2019, the Company announced that it had completed a strategic review process and decided to halt the execution of its growth strategy, cease additional strategic investments and pursue a formal process to unlock value by monetizing our assets and returning net proceeds to stockholders (the “monetization strategy”). The Company further announced in December 2019 that it would explore a variety of potential transactions in connection with the monetization strategy, including a sale of the Company, divestiture of the Company’s assets or businesses, a spin-off transaction, a merger or a combination thereof.

During the first quarter of 2020, the Board of Directors (the “Board”) of the Company approved a plan of complete liquidation (the “Plan of Liquidation”) and passed a resolution to seek stockholder approval at its next Annual Meeting of Stockholders to dissolve the Company under Delaware state law in the event the Board concludes that the whole Company sale process is unlikely to maximize the value that can be returned to the stockholders. The Company has not set a definitive timeline to file for dissolution and intends to pursue its monetization strategy in a disciplined and cost-effective manner seeking to maximize returns to stockholders. Subsequently, the Company began a comprehensive program to market and sell its investments. As of March 31, 2020, the Pharmaceutical segment and the royalty right assets within the Income Generating Assets segment met the criteria to be classified as held for sale. Those investments are reported as discontinued operations on the Condensed Consolidated Statements of Operations and as Assets and Liabilities held for sale on the Condensed Consolidated Balance Sheets. While the Company cannot provide a definitive timeline for the liquidation process, it has been targeting the end of 2020 for completing the monetization of its key assets. However, the Company recognizes that the duration and extent of the public health issues related to the COVID-19 pandemic make it possible, and perhaps probable, that the timing may be delayed.

Based on the composition of its existing investment portfolio, the Company currently operates in four segments designated as Medical Devices, Strategic Positions, Pharmaceutical and Income Generating Assets. With the investment in Evofem in the second quarter of 2019, the Company added the Strategic Positions segment. This did not have any impact on its prior segment reporting structure.

Our Medical Devices segment consists of revenue derived from the sale and lease of the LENSAR® Laser System made by the Company’s majority-owned subsidiary, LENSAR, Inc. (“LENSAR”), which may include equipment, Patient Interface Devices (“PIDs”), procedure licenses, training, installation, warranty and maintenance agreements.

Our Strategic Positions segment consists of an investment in Evofem. Evofem is a publicly-traded (NASDAQ: EVFM) clinical-stage biopharmaceutical company committed to developing and commercializing innovative products to address unmet needs in women's sexual and reproductive health. Evofem is leveraging its proprietary Multipurpose Vaginal pH Regulator (MVP-R™) platform to develop Amphora® (L-lactic acid, citric acid and potassium bitartrate) for hormone-free birth control. Our investments are expected to provide funding for Evofem's pre-commercial activities for Amphora and include shares of common stock and warrants to purchase additional shares of common stock. Evofem is a pre-commercial company and, as such, is not yet engaged in revenue-generating activities.

Our Pharmaceutical segment consists of revenue derived from branded prescription medicine products sold under the name Tekturna® and Tekturna HCT® in the United States and Rasilez® and Rasilez HCT® in the rest of the world and revenue generated from the sale of an authorized generic form of Tekturna in the United States (collectively, the “Noden Products”). The branded prescription Noden Products were acquired from Novartis AG, Novartis Pharma AG and Speedel Holding AG (collectively, “Novartis”) in July 2016 (the “Noden Transaction”) by the Company’s wholly-owned subsidiary, Noden Pharma DAC (“Noden DAC”). The Company, through its wholly-owned subsidiary, Noden Pharma USA Inc. (“Noden USA”) launched its authorized generic form of Tekturna in the United States in March 2019.

Our Income Generating Assets segment consists of revenue derived from (i) notes and other long-term receivables, (ii) royalty rights and hybrid notes/royalty receivables, (iii) equity investments and (iv) royalties from issued patents in the United States and elsewhere covering the humanization of antibodies, which we refer to as the Queen et al. patents.